Interest bearing debt, Nordea credit facility (Details) - USD ($) $ in Millions		3 Months Ended			9 Months Ended
		Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2023	Sep. 30, 2025
Nordea Credit Facility [Member]
Credit Facility [Abstract]
Frequency of periodic repayment					quarterly
Debt repayment next periodic installment payment					$ 4.4
Debt repayment final payment					3.7
Uncommitted accordion available		$ 250.0			$ 250.0
Debt prepayment before installment term		$ 22.1		$ 23.7
Nordea Credit Facility [Member] | SOFR + CAS [Member]
Credit Facility [Abstract]
Interest rate spread	[1],[2]	1.90%			1.90%
Revolving Credit Facility [Member]
Credit Facility [Abstract]
Debt prepayment before installment term			$ 40.9
Repayments of borrowings			$ 11.4

[1]	$144.0 mill. undrawn as of September 30, 2025
[2]	3 months Credit Adjustment Spread (CAS) of 0.26%